INTANGIBLE ASSETS (Details 1)	Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS
2022	$ 385,467
2023	385,467
2024	385,467
2025	385,467
2026	385,467
Thereafter	$ 1,317,022